Annual Total Returns - BLACKROCK HIGH EQUITY INCOME FUND (INSTITUTIONAL and Class K) [BarChart] - Class K - BLACKROCK HIGH EQUITY INCOME FUND - Institutional Shares	Sep. 28, 2020
Bar Chart Table:
Annual Return 2010	24.88%
Annual Return 2011	(9.17%)
Annual Return 2012	10.90%
Annual Return 2013	40.00%
Annual Return 2014	12.75%
Annual Return 2015	(1.58%)
Annual Return 2016	7.15%
Annual Return 2017	17.53%
Annual Return 2018	(6.16%)
Annual Return 2019	21.98%